Schedule of Investments (unaudited) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Capital One Multi-Asset Execution Trust, Class A6, 1.82%, 09/15/22	$3,000	$2,995,806
Carmax Auto Owner Trust
Class A2A, 2.21%, 12/15/22 (Call 08/15/23)	7,280	7,271,469
Class A2A, 3.02%, 07/15/22 (Call 10/15/22)	3,510	3,524,397
CNH Equipment Trust, Class A2, 2.96%, 05/16/22 (Call 10/15/23)	4,180	4,204,127
Discover Card Execution Note Trust, Class A, 2.54%, 12/15/23, (1 mo. LIBOR US + 0.270%)(a)	10,000	10,007,406
Toyota Auto Receivables Owner Trust, Class A2, 2.77%, 08/16/21 (Call 06/15/22)	2,245	2,250,142

Total Asset-Backed Securities — 1.8% (Cost: $30,184,033)		30,253,347

Certificates of Deposit
Banco Santander SA, 3.09%, 01/29/20	8,000	8,033,653
Bank of Montreal/Chicago IL 2.70%, 03/06/20, (3 mo. LIBOR US + 0.190%)(a)	2,000	2,001,765
2.79%, 11/01/19(a)	1,500	1,500,753
Bank of Nova Scotia/Houston 2.59%, 09/20/19, (3 mo. LIBOR US + 0.200%)(a)	1,500	1,500,414
2.60%, 10/15/19, (3 mo. LIBOR US + 0.280%)(a)	843	843,478
2.66%, 04/16/20, (FEDL01 + 0.260%)(a)	3,000	3,000,200
2.72%, 02/18/20, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,923
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.95%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	1,400	1,400,665
Barclays Bank PLC 2.66%, 10/15/19(a)	2,000	2,001,092
2.72%, 08/10/20(a)	2,000	2,000,000
2.90%, 08/01/19	1,900	1,900,024
3.00%, 09/19/19	2,000	2,001,601
3.01%, 12/23/19	2,000	2,006,194
3.06%, 12/05/19	3,000	3,008,634
3.20%, 01/31/20	3,000	3,014,437
Bayerische Landbank NY, 2.63%, 08/22/19	8,000	8,001,244
BNP Paribas SA/New York NY, 2.64%, 02/01/21(a)	17,000	16,966,000
Canadian Imperial Bank of Commerce, 2.98%, 05/02/20(a)	2,000	2,004,479
Canadian Imperial Bank of Commerce/New York NY 2.66%, 08/13/19, (1 mo. LIBOR US + 0.330%)(a)	2,000	2,000,223
2.83%, 09/20/19, (3 mo. LIBOR US + 0.410%)(a)	1,500	1,500,750
3.08%, 10/28/19	2,000	2,004,116
Credit Agricole Corporate and Investment Bank/New York 2.68%, 01/11/21, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,000,406
2.77%, 07/13/20(a)	6,000	6,013,495
2.87%, 08/25/20(a)	5,000	5,002,601
2.90%, 05/11/20, (3 mo. LIBOR US + 0.385%)(a)	2,000	2,004,361
2.93%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,803,029
Credit Industriel Et Commercial 2.79%, 03/25/20	7,000	6,899,649
2.89%, 11/07/19	7,000	6,957,353
2.90%, 08/01/19	9,000	8,999,443
Credit Suisse AG/New York NY 2.70%, 05/01/20	4,000	4,014,131
2.76%, 05/22/20, (SOFRRATE + 0.370%)(a)	5,000	5,005,440
2.80%, 09/27/19	2,000	2,001,803
DNB Bank ASA/New York, 2.61%, 07/19/21, (3 mo. LIBOR US + 0.220%)(a)	13,000	12,999,958

Security	Par (000)	Value
Goldman Sachs Bank USA/New York NY, 2.72%, 06/29/20, (SOFRRATE + 0.250%)(a)	$2,750	$2,750,100
Lloyds Bank Corporate Markets PLC/New York NY, 2.79%, 04/26/21(a)	7,000	7,008,266
Lloyds Bank PLC, 3.05%, 08/06/19	2,000	2,000,226
Mizuho Bank Ltd. 2.68%, 10/25/19, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,002,776
3.17%, 04/15/20, (3 mo. LIBOR US + 0.330%)(a)	1,500	1,501,668
Mizuho Bank Ltd./NY, 2.70%, 01/15/20, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,002,072
MUFG Bank Ltd. 2.38%, 10/24/19(a)	5,000	5,001,131
2.72%, 02/24/20	2,000	2,005,683
2.80%, 07/16/21, (3 mo. LIBOR US + 0.500%)(a)	3,000	2,999,989
2.82%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)	2,000	2,005,218
2.84%, 02/24/20	3,000	3,010,482
2.90%, 08/15/19	4,000	4,001,006
Natixis SA/New York NY 2.69%, 06/05/20, (SOFRRATE + 0.300%)(a)	3,000	3,001,785
2.69%, 07/23/20(a)	4,000	4,003,455
Nordea Bank AB/New York NY 2.57%, 10/18/19, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,000,548
2.63%, 07/10/20, (3 mo. LIBOR US + 0.290%)(a)	4,000	4,007,436
2.82%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,001,516
Skandinaviska Enskilda Banken AB, 2.97%, 09/06/19	4,000	4,003,367
Societe Generale/New York NY 2.65%, 05/14/20, (1 mo. LIBOR US + 0.320%)(a)	4,000	4,003,737
2.80%, 03/13/20	2,000	2,008,582
Sumitomo Mitsui Banking Corp./New York 2.69%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	4,999,977
2.70%, 07/24/20, (3 mo. LIBOR US + 0.420%)(a)	2,000	2,002,698
2.88%, 06/18/20, (3 mo. LIBOR US + 0.410%)(a)	8,200	8,209,206
2.95%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	800	800,346
3.04%, 02/12/21(a)	5,000	5,004,469
Sumitomo Mitsui Trust Bank Ltd./New York 2.40%, 09/24/19	5,000	5,001,184
2.54%, 01/15/20(a)	2,000	2,001,213
2.71%, 02/25/20(a)	6,000	6,001,330
2.72%, 08/16/19, (3 mo. LIBOR US + 0.200%)(a)	3,000	3,000,137
2.81%, 05/18/20(a)	6,000	6,002,322
Svenska Handelsbanken/New York NY 2.55%, 10/21/19, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,001,515
2.63%, 12/19/19, (3 mo. LIBOR US + 0.210%)(a)	3,000	3,002,155
2.72%, 04/01/20, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,007,110
Toronto-Dominion Bank (The) 2.17%, 07/24/20	7,000	7,001,920
3.02%, 09/18/19	2,000	2,002,046
Toronto-Dominion Bank/NY, 2.70%, 07/16/20, (FEDL01 + 0.310%)(a)	6,000	5,999,979

Total Certificates of Deposit — 15.6% (Cost: $259,425,581)		259,748,964

Commercial Paper
ABN AMRO Funding USA LLC, 2.73%, 12/09/19(b)	4,000	3,965,896
AT&T Inc. 2.42%, 12/06/19(b)	6,000	5,949,200
2.76%, 09/27/19(b)	4,000	3,983,541
2.82%, 12/02/19(b)	7,000	6,938,782
Atlantic Asset Securitization LLC, 2.96%, 09/09/19(b)	2,000	1,994,978

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Barclays Bank PLC
2.79%, 10/02/19(b)	$6,000	$5,974,684
3.35%, 11/15/19(b)	2,000	1,986,684
Bedford Row Funding Corp. 2.48%, 08/26/19, (1 mo. LIBOR US + 0.220%)(a)(c)	1,500	1,500,024
2.91%, 09/12/19(b)	3,000	2,991,877
Bell Canada Inc. 2.46%, 10/10/19(b)	7,750	7,711,482
2.52%, 10/02/19(b)	5,000	4,977,950
2.89%, 08/14/19(b)	2,500	2,497,497
2.90%, 08/09/19(b)	7,000	6,995,450
3.00%, 08/06/19(b)	3,000	2,998,692
BP Capital Markets PLC, 2.97%, 03/02/20(b)	9,000	8,876,267
CenterPoint Energy Inc. 2.50%, 08/15/19(b)	1,250	1,248,714
2.50%, 08/21/19(b)	5,500	5,492,063
COCA-COLA Co., 3.07%, 12/09/19(b)	1,000	992,169
Credit Suisse AG/New York NY, 2.95%, 09/27/19(b)	2,000	1,992,553
DNB Bank ASA, 3.14%, 10/11/19(b)	7,000	6,969,564
Electricite de France SA, 2.53%, 08/12/19(b)	10,000	9,991,723
Enbridge (US) Inc. 2.52%, 08/05/19(b)	5,000	4,998,288
2.53%, 08/14/19(b)	2,400	2,397,678
2.54%, 10/23/19(b)	5,000	4,970,390
2.63%, 08/20/19(b)	5,000	4,993,075
2.65%, 08/08/19(b)	4,000	3,997,803
2.65%, 10/04/19(b)	3,000	2,986,285
2.66%, 08/27/19(b)	3,000	2,994,379
Federation Des Caisses Desjardins du Quebec, 3.04%, 08/08/19(b)	4,000	3,997,932
Fidelity National Information Services Inc. 2.51%, 08/27/19(b)	8,000	7,985,012
2.56%, 08/16/19(b)	8,000	7,991,143
HSBC USA Inc., 3.01%, 08/15/19(b)	2,000	1,998,150
Hyundai Capital America 2.45%, 10/09/19(b)	5,000	4,975,374
2.50%, 11/01/19(b)	10,000	9,934,357
2.52%, 10/04/19(b)	5,000	4,977,142
Jupiter Sector Co. Ltd., 2.95%, 10/15/19(b)	2,500	2,487,946
Keurig Dr Pepper Inc. 2.51%, 09/09/19(b)	1,500	1,495,817
2.56%, 08/12/19(b)	10,000	9,991,723
Lloyds Bank PLC, 2.44%, 02/21/20, (1 mo. LIBOR US + 0.170%)(a)	3,500	3,500,000
Macquarie Bank Ltd. 2.83%, 08/08/19(b)	2,000	1,998,931
3.07%, 08/02/19(b)	2,000	1,999,729
3.25%, 10/11/19(b)	4,000	3,982,112
McKesson Corp., 2.54%, 08/16/19(b)	7,000	6,992,250
Mondelez International Inc. 2.46%, 09/20/19(b)	3,000	2,989,286
2.53%, 08/28/19(b)	5,000	4,990,282
2.54%, 09/11/19(b)	8,000	7,976,555
2.55%, 08/15/19(b)	9,340	9,330,310
Nationwide Building Society 2.32%, 01/21/20(b)	17,250	17,068,576
2.75%, 09/16/19(b)	1,500	1,495,525
NextEra Energy Capital Holdings Inc., 2.54%, 09/17/19(b)	6,500	6,478,177

Security	Par (000)	Value
Nissan Motor Acceptance Corp. 2.58%, 10/04/19(b)	$5,000	$4,978,604
2.76%, 10/08/19(b)	6,000	5,972,745
3.15%, 09/16/19(b)	12,000	11,962,807
Nutrien Ltd. 2.56%, 08/07/19(b)	4,000	3,998,040
2.57%, 08/23/19(b)	9,500	9,484,857
2.77%, 08/15/19(b)	5,000	4,994,708
Oncor Electric Delivery Co. LLC, 2.53%, 08/20/19(b)	11,500	11,484,072
Reckitt Benckiser Treasury Services PLC 2.52%, 04/09/20(b)	5,500	5,414,191
2.79%, 02/03/20(b)	2,500	2,471,171
2.87%, 09/04/19(b)	10,000	9,977,853
Rogers Communications Inc. 2.46%, 08/29/19(b)	5,000	4,989,935
2.53%, 08/02/19(b)	10,000	9,998,635
2.55%, 08/01/19(b)	7,000	6,999,523
Royal Bank of Canada, 2.70%, 08/17/20, (SOFRRATE + 0.310%)(a)	12,000	12,000,311
Ryder System Inc., 2.56%, 08/13/19(b)	5,180	5,175,352
Salisbury Bancorp. Inc. 3.04%, 10/17/19(a)	2,000	2,001,034
3.23%, 08/23/19(b)(c)	2,000	1,997,062
Societe Generale SA 0.00%, 12/16/19, (1 mo. LIBOR US + 0.530%)(a)(c)	1,000	1,001,550
2.68%, 01/09/20(a)	2,000	2,002,866
2.90%, 08/02/19(b)	5,000	4,999,344
2.90%, 08/05/19(b)	2,250	2,249,295
2.91%, 08/26/19(b)	1,500	1,497,443
3.22%, 10/31/19(b)	1,500	1,488,170
3.24%, 10/15/19(b)	1,000	995,258
Suncor Energy Inc. 2.56%, 08/29/19(b)	5,500	5,488,928
2.63%, 09/17/19(b)	7,000	6,976,499
2.71%, 09/04/19(b)	3,500	3,491,476
2.75%, 09/03/19(b)	3,000	2,992,905
TELUS Corp. 2.42%, 11/15/19(b)	12,200	12,107,679
2.54%, 09/24/19(b)	5,000	4,980,712
Toronto-Dominion Bank (The) 2.55%, 06/12/20, (1 mo. LIBOR US + 0.180%)(a)	5,000	4,999,812
3.09%, 10/18/19(b)	5,000	4,975,707
Toyota Industries Corp., 3.12%, 08/26/19(b)	3,000	2,995,203
TransCanada PipeLines Ltd. 2.51%, 10/03/19(b)	8,000	7,964,004
2.52%, 10/09/19(b)(c)	5,000	4,975,374
2.81%, 08/01/19(b)	3,650	3,649,751
UBS AG/London 2.32%, 04/24/20 (Call 01/27/20)(b)	4,000	3,937,854
2.50%, 08/28/19, (1 mo. LIBOR US + 0.260%)(a)	1,000	1,000,114
2.57%, 01/10/20 (Call 10/10/19), (1 mo. LIBOR US + 0.190%)(a)	6,000	6,000,220
2.74%, 12/19/19, (3 mo. LIBOR US + 0.320%)(a)	3,000	3,003,181
VW Credit Inc. 2.50%, 01/14/20(b)	4,000	3,953,054
2.50%, 04/01/20(b)	3,000	2,946,733
2.67%, 10/15/19(b)	3,000	2,983,945
3.03%, 10/07/19(b)	3,000	2,985,646
3.07%, 09/23/19(b)	5,000	4,981,070
3.28%, 12/04/19(b)	3,700	3,667,029

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Walgreens Boots Alliance Inc. 2.48%, 01/24/20(b)	$4,250	$4,197,134
2.94%, 11/04/19(b)	6,000	5,959,328
3.08%, 08/30/19(b)	2,000	1,995,833
3.14%, 08/12/19(b)	6,000	5,995,034
3.15%, 08/19/19(b)	3,000	2,996,053
3.21%, 10/01/19(b)	3,000	2,986,923
Welltower Inc., 2.45%, 08/29/19(b)	10,000	9,979,869
Westpac Banking Corp. 2.44%, 10/31/19, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,447
2.76%, 11/01/19, (3 mo. LIBOR US + 0.180%)(a)	2,000	2,000,904

Total Commercial Paper — 31.0% (Cost: $514,158,794)		514,307,264

Corporate Bonds & Notes

Aerospace & Defense — 1.4%
General Dynamics Corp., 2.88%, 05/11/20	2,000	2,011,270
Lockheed Martin Corp., 4.25%, 11/15/19	2,000	2,009,991
Raytheon Co., 3.13%, 10/15/20	4,600	4,646,823
United Technologies Corp. 1.90%, 05/04/20	12,494	12,439,874
2.60%, 11/01/19, (3 mo. LIBOR US + 0.350%)(a)	500	500,339
3.17%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(a)	1,000	1,000,278
3.35%, 08/16/21	540	550,432

		23,159,007

Auto Manufacturers — 6.0%
American Honda Finance Corp. 2.00%, 11/13/19	500	499,421
2.20%, 06/27/22	14,100	14,069,604
2.67%, 02/21/20, (3 mo. LIBOR US + 0.150%)(a)	2,000	2,001,199
2.67%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,000	4,007,041
2.71%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,127,124
2.75%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	999,941
BMW U.S. Capital LLC 2.68%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(c)	5,000	5,008,783
2.75%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	2,000	2,002,910
3.04%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(c)	5,000	5,013,000
3.25%, 08/14/20(c)	1,850	1,863,657
Daimler Finance North America LLC 2.30%, 01/06/20(c)	4,000	3,997,938
2.30%, 02/12/21(c)	1,535	1,528,145
2.89%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(c)	250	250,288
2.97%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	3,000	3,000,425
3.10%, 05/04/20(c)	9,325	9,359,035
3.40%, 02/22/22(c)	5,000	5,094,478
Harley-Davidson Financial Services Inc. 2.15%, 02/26/20 (Call 01/26/20)(c)	8,000	7,973,289
3.02%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(c)	2,000	2,002,663
Hyundai Capital America 2.55%, 04/03/20(c)	3,304	3,308,130
3.26%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(c)	1,000	1,001,250
Nissan Motor Acceptance Corp., 2.72%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	750	750,200
PACCAR Financial Corp. 2.05%, 11/13/20	580	578,561
2.81%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	681,185
2.86%, 06/17/22, (3 mo. LIBOR US + 0.450%)(a)	10,000	9,999,937
3.10%, 05/10/21	915	928,324

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 2.20%, 01/10/20	$1,500	$1,498,816
2.81%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)	1,500	1,502,955
3.05%, 01/08/21	2,435	2,465,550
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(c)	4,000	4,066,946

		99,580,795

Auto Parts & Equipment — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(c)	1,000	1,015,200

Banks — 28.8%
ABN AMRO Bank NV 1.80%, 09/20/19(c)	3,000	2,997,210
2.45%, 06/04/20(c)	5,000	4,999,670
2.65%, 01/19/21(c)	8,955	8,982,958
3.09%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(c)	3,000	3,012,210
3.40%, 08/27/21(c)	2,500	2,549,397
ANZ New Zealand Int’l Ltd./London 2.20%, 07/17/20(c)	1,351	1,347,694
2.60%, 09/23/19(c)	1,000	1,000,606
2.75%, 01/22/21(c)	4,000	4,019,987
3.27%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(c)	4,000	4,049,249
Australia & New Zealand Banking Group Ltd. 2.88%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	1,000	1,001,822
4.88%, 01/12/21(c)	4,000	4,145,682
Australia & New Zealand Banking Group Ltd./New York NY, 2.25%, 11/09/20	4,500	4,499,015
Bank of America Corp., 2.63%, 10/19/20	6,000	6,028,208
Bank of America N.A. 2.77%, 08/28/20 (Call 08/28/19), (3 mo. LIBOR US + 0.250%)(a)	2,000	2,000,587
2.87%, 05/24/21 (Call 04/24/21), (3 mo. LIBOR US + 0.350%)(a)	5,000	5,004,595
2.97%, 06/21/21 (Call 06/21/20), (SOFRRATE + 0.550%)(a)(d)	7,000	7,001,820
Bank of Montreal 1.75%, 09/11/19	3,450	3,447,523
3.04%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	510	511,097
Bank of New York Mellon (The), 2.78%, 06/04/21 (Call 06/04/20), (3 mo. LIBOR US + 0.280%)(a)	12,000	12,009,967
Bank of Nova Scotia (The) 2.59%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	1,000	1,001,307
2.72%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,006,630
Banque Federative du Credit Mutuel SA, 2.20%, 07/20/20(c)	8,385	8,371,455
BNP Paribas SA, 2.38%, 05/21/20	3,000	3,003,528
BPCE SA 2.25%, 01/27/20	7,550	7,542,394
3.15%, 07/31/20(c)	3,000	3,020,053
Branch Banking & Trust Co. 2.10%, 01/15/20 (Call 12/15/19)	15,000	14,981,038
2.25%, 06/01/20 (Call 05/01/20)	1,100	1,098,724
Capital One N.A. 2.35%, 01/31/20 (Call 12/31/19)	7,239	7,232,479
2.40%, 09/05/19 (Call 08/15/19)	3,000	2,999,980
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	3,000	2,994,683
2.83%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	2,008,175

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.89%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	$1,000	$1,000,896
2.99%, 03/13/21 (Call 03/13/20)(a)	3,515	3,517,921
3.05%, 05/01/20 (Call 04/01/20)	3,000	3,013,461
3.17%, 02/19/22 (Call 02/19/21)(e)	2,000	2,021,446
Commonwealth Bank of Australia
1.75%, 11/07/19(c)	1,591	1,587,967
2.20%, 11/09/20(c)	4,000	3,994,389
2.90%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(c)	1,615	1,618,757
5.00%, 10/15/19(c)	4,000	4,020,787
Commonwealth Bank of Australia/New York NY 2.30%, 09/06/19	2,000	1,999,860
2.55%, 03/15/21	5,000	5,025,349
Cooperatieve Rabobank UA, 4.75%, 01/15/20(c)	2,167	2,190,571
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	8,500	8,496,967
2.50%, 01/19/21	4,080	4,086,711
2.70%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,003,177
Credit Agricole Corporate and Investment Bank/New York, 2.76%, 01/14/21(a)	2,000	2,009,658
Credit Agricole SA/London, 3.50%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	4,000	4,062,149
Credit Suisse AG/New York NY, 5.30%, 08/13/19	2,000	2,001,779
Fifth Third Bank/Cincinnati OH, 2.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	1,000,520
Goldman Sachs Bank USA/New York NY 3.02%, 05/24/21 (Call 05/24/20), (SOFRRATE + 0.600%)(a)	4,915	4,920,603
3.20%, 06/05/20	445	448,129
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	12,000	12,010,379
2.60%, 12/27/20 (Call 12/27/19)	5,300	5,301,768
HSBC Holdings PLC
3.09%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	4,000	4,009,586
3.12%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	7,563	7,572,408
3.40%, 03/08/21	5,000	5,068,633
HSBC USA Inc.
2.35%, 03/05/20	4,000	3,996,378
2.38%, 11/13/19	1,120	1,119,587
ING Bank NV
2.45%, 03/16/20(c)	12,000	11,999,904
2.50%, 10/01/19(c)	2,000	2,000,421
JPMorgan Chase & Co., 2.25%, 01/23/20 (Call 12/23/19)	8,500	8,495,224
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(e)	3,000	3,002,655
2.89%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(a)	5,000	5,002,376
3.00%, 02/19/21 (Call 02/19/20)(a)	2,500	2,501,496
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,163,935
Lloyds Bank PLC
2.35%, 09/05/19	3,000	2,999,920
2.70%, 08/17/20	1,000	1,002,534
3.30%, 05/07/21	3,000	3,043,099
Macquarie Bank Ltd., 2.40%, 01/21/20(c)	3,850	3,849,339
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(c)	3,500	3,509,448
Mizuho Bank Ltd.
2.40%, 03/26/20(c)	3,000	2,999,417
2.65%, 09/25/19(c)	2,138	2,138,712

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.50%, 04/21/21	$3,000	$3,005,717
2.65%, 01/27/20	5,000	5,004,300
3.10%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)	7,000	7,006,959
3.25%, 06/10/22 (Call 06/10/21), (SOFRRATE + 0.830%)(a)	5,000	5,011,896
3.68%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,035,200
MUFG Bank Ltd., 2.35%, 09/08/19(c)	2,000	1,999,800
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,075,206
National Australia Bank Ltd.
2.69%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	2,000	2,004,500
2.93%, 01/10/20, (3 mo. LIBOR US + 0.590%)(a)(c)	1,200	1,202,789
National Australia Bank Ltd./New York
1.88%, 07/12/21	5,000	4,961,077
2.13%, 05/22/20	5,000	4,991,056
2.50%, 01/12/21	1,000	1,003,160
2.63%, 07/23/20	3,000	3,009,585
3.70%, 11/04/21	3,035	3,130,238
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	2,000	1,996,256
Nordea Bank Abp
1.63%, 09/30/19(c)	3,900	3,895,209
2.13%, 05/29/20(c)	4,450	4,439,120
2.25%, 05/27/21(c)	4,000	3,990,857
2.50%, 09/17/20(c)	4,000	4,005,288
2.99%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(c)	2,000	2,006,445
Royal Bank of Canada, 2.58%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	2,000	2,004,622
Santander UK PLC
2.13%, 11/03/20	10,024	9,966,341
2.35%, 09/10/19	3,000	2,999,581
2.38%, 03/16/20	2,000	1,998,547
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	500	500,015
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,750	1,748,269
2.30%, 03/11/20	4,640	4,635,891
2.45%, 05/27/20(c)	3,000	2,999,922
2.96%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	4,000	4,012,640
3.05%, 03/25/22(c)	3,000	3,040,170
3.24%, 12/01/20, (3 mo. LIBOR US + 0.720%)(a)(c)	5,000	5,022,940
Societe Generale SA, 2.50%, 04/08/21(c)	5,460	5,459,564
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,498	2,498,957
2.65%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)	1,000	1,001,225
Suncorp-Metway Ltd.
2.35%, 04/27/20(c)	2,000	1,998,968
2.38%, 11/09/20(c)	1,250	1,249,227
2.80%, 10/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)(d)	7,000	7,000,770
Svenska Handelsbanken AB
1.50%, 09/06/19	2,250	2,247,923
2.40%, 10/01/20	3,000	3,002,163
2.81%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	747,036
Toronto-Dominion Bank (The), 3.00%, 06/11/20	1,000	1,006,335
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(c)	2,300	2,296,600
2.45%, 12/01/20 (Call 11/01/20)(c)	3,000	3,003,300
UBS AG/Stamford CT
2.35%, 03/26/20	2,500	2,499,694
2.38%, 08/14/19	5,013	5,013,050

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
United Overseas Bank Ltd., 2.74%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(c)	$2,000	$2,002,364
Wells Fargo & Co.
2.60%, 07/22/20	1,000	1,002,346
3.84%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,079,300
Series N, 2.15%, 01/30/20	3,462	3,458,214
Wells Fargo Bank N.A.
2.61%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,004,383
2.76%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	5,000	5,008,215
2.79%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(a)	2,000	2,005,230
2.90%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.380%)(a)	5,000	5,005,000
3.33%, 07/23/21 (Call 07/23/20)(e)	2,000	2,016,771
Westpac Banking Corp.
2.60%, 11/23/20	9,001	9,031,767
2.90%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	3,000	3,007,373
3.05%, 05/15/20	5,000	5,027,669

		478,055,099

Biotechnology — 0.1%
Gilead Sciences Inc., 2.55%, 09/01/20	2,000	2,004,451

Computers — 1.0%
Apple Inc., 1.80%, 11/13/19	1,500	1,497,946
IBM Credit LLC, 2.62%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	1,000	1,000,330
International Business Machines Corp., 2.94%, 05/13/21(a)	14,000	14,056,132

		16,554,408

Diversified Financial Services — 0.5%
AIG Global Funding, 1.95%, 10/18/19(c)	555	554,594
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	2,450	2,445,491
2.95%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	3,000	3,005,099
3.25%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	2,906	2,919,024

		8,924,208

Electric — 1.3%
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(c)	8,600	8,588,169
NextEra Energy Capital Holdings Inc. 2.78%, 09/28/20(a)	6,500	6,499,957
2.84%, 09/03/19(a)	2,000	2,000,338
2.90%, 04/01/22	2,260	2,297,356
Series H, 3.34%, 09/01/20	1,795	1,812,344

		21,198,164

Electronics — 0.1%
Honeywell International Inc.
1.80%, 10/30/19	310	309,688
2.31%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)	750	750,000

		1,059,688

Health Care — Services — 0.1%
Roche Holdings Inc., 2.25%, 09/30/19 (Call 08/30/19)(c)	1,300	1,299,817

Household Products & Wares — 0.6%
Church & Dwight Co. Inc., 2.45%, 12/15/19 (Call 11/15/19)	9,500	9,495,374

Insurance — 0.3%
Jackson National Life Global Funding, 2.60%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(c)	5,000	5,002,445

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I, 1.75%, 09/19/19(c)	$860	$859,228

		5,861,673

Internet — 1.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	1,750	1,749,646
Tencent Holdings Ltd., 2.88%, 02/11/20(c)	19,355	19,397,339

		21,146,985

Machinery — 1.3%
Caterpillar Financial Services Corp.
2.64%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	1,000,855
2.77%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	9,000	9,014,310
2.90%, 03/15/21	1,500	1,516,401
Series I, 2.65%, 05/17/21	3,810	3,840,380
John Deere Capital Corp.
2.48%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	3,002,548
2.68%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	1,000,505
2.76%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	3,000	3,008,823

		22,383,822

Manufacturing — 0.5%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,091,867
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19(c)	1,100	1,098,675
2.15%, 05/27/20(c)	3,000	2,994,482
2.75%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(c)	3,000	3,005,452

		8,190,476

Media — 0.5%
Comcast Corp.
2.65%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	2,000	2,003,344
3.30%, 10/01/20	1,610	1,628,533
NBCUniversal Enterprise Inc., 2.72%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	5,000	5,016,550

		8,648,427

Oil & Gas — 0.6%
BP Capital Markets PLC, 2.77%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	10,000	10,010,860

Pharmaceuticals — 0.1%
Pfizer Inc., 3.00%, 09/15/21	1,670	1,697,045

Pipelines — 0.3%
Enterprise Products Operating LLC, 2.85%, 04/15/21 (Call 03/15/21)	2,716	2,733,153
TransCanada PipeLines Ltd., 2.79%, 11/15/19, (3 mo. LIBOR US + 0.275%)(a)	1,500	1,500,927

		4,234,080

Semiconductors — 1.1%
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	9,000	9,012,141
2.80%, 06/15/21 (Call 05/15/21)	9,905	9,976,900

		18,989,041

Software — 0.0%
Oracle Corp., 2.25%, 10/08/19	600	599,942

Telecommunications — 1.7%
BellSouth LLC, 4.27%, 04/26/21 (Call 04/26/20)(c)	5,000	5,057,900
Verizon Communications Inc., 3.07%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	23,000	23,072,519

		28,130,419

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.9%
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	$4,186	$4,168,536
2.50%, 05/11/20 (Call 04/11/20)	5,500	5,501,634
2.88%, 06/01/22 (Call 05/01/22)	4,899	4,942,197

		14,612,367

Total Corporate Bonds & Notes — 48.6% (Cost: $804,189,590)		806,851,348

Repurchase Agreements
Bank of America, 2.77%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $10,000,769, collateralized by non-agency mortgage-backed security, 5.27% to 7.42%, due 07/25/24 to 11/25/28, par and fair value of $11,660,343 and $12,000,001, respectively)(a)(f)	10,000	10,000,000
Bank of America, 3.07%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $7,000,597, collateralized by non-agency mortgage-backed security, 3.30% to 3.40%, due 06/26/23 to 03/15/27, par and fair value of $7,076,000 and $7,350,303, respectively) (a)(f)	7,000	7,000,000
Barclays Bank PLC, 2.97%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $16,001,320, collateralized by non-agency mortgage-backed security, 2.83% to 5.60%, due 12/25/34 to 04/07/52, par and fairvalue of $89,868,872 and $18,400,001, respectively)(a)(f)	16,000	16,000,000
Citigroup Global Markets Inc., 2.77%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $12,000,923, collateralized by non-agency mortgage-backed security, 4.00% to 6.06%, due 08/12/37 to 01/25/66, par and fair value of $12,494,729 and $12,600,001, respectively)(a)(f)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 2.67%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $5,000,371, collateralized by non-agency mortgage-backed security, 0.00% to 6.00%, due 04/15/26 to 05/25/36, par and fair value of $90,979,102 and $5,750,000, respectively)(a)(f)	5,000	5,000,000

Security	Par (000)	Value
JP Morgan Securities, 2.67%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $7,000,519, collateralized by non-agency mortgage-backed security, 2.76% to 2.92%, due 02/05/37 to 06/22/37, par and fair value of $7,490,013 and $7,445,579, respectively)(a)(f)	$7,000	$7,000,000
JP Morgan Securities, 2.82%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $7,000,548, collateralized by non-agency mortgage-backed security, 5.13%, due 06/15/39, par and fair value of $7,350,001 and $7,302,010, respectively)(a)(f)	7,000	7,000,000
Mizuho Securities USA Inc., 2.78%, 08/01/19 (Purchased on 07/31/19 to be repurchased at $6,000,463, collateralized by non-agency mortgage-backed security, 2.95% to 4.90%, due 05/01/24 to 02/25/36, par and fair value of $6,900,000 and $6,874,859, respectively)(a)(f)	6,000	6,000,000

Total Repurchase Agreements — 4.2% (Cost: $70,000,000)		70,000,000

Total Investments in Securities — 101.2% (Cost: $1,677,957,998)		1,681,160,923

Other Assets, Less Liabilities — (1.2)%		(19,148,520)

. Net Assets —100.0%		$1,662,012,403

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Maturity date represents next reset date.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	2,193	(2,193)	—	$—	$5,087,143	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Ultra Short-Term Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities.	$—	$30,253,347	$—	$30,253,347
Certificates of Deposit	—	259,748,964	—	259,748,964
Commercial Paper	—	514,307,264	—	514,307,264
Corporate Bonds & Notes	—	792,848,758	14,002,590	806,851,348
Repurchase Agreements	—	70,000,000	—	70,000,000

	$—	$1,667,158,333	$14,002,590	$1,681,160,923

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate